Average Annual Total Returns - AMG GW&K Small/Mid Cap Growth Fund	May 24, 2021
Class N
Average Annual Return:
1 Year	45.61%
5 Years	13.27%
10 Years	11.93%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	44.25%
5 Years	13.05%
10 Years	10.85%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	27.94%
5 Years	10.64%
10 Years	9.34%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	45.89%
5 Years	13.51%
10 Years
Since Inception	11.38%	[1]
Inception Date	Jun. 01, 2011

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on June 1, 2011.